Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Bank balances		R$ 2,287,556	R$ 1,313,577
Voluntary deposits at Central Bank	[1]	1,575,839	1,347,072
Short-term investments	[2]		1,025
Reverse repurchase agreements	[3]		4,809,999
Cash and Cash Equivalents		R$ 3,863,395	R$ 7,471,673	R$ 7,379,049	R$ 6,361,401

[1]	Voluntary deposits at central bank are deposits made mainly by the subsidiary PicPay Bank at the Brazilian Central Bank and are considered as cash and cash equivalents.
[2]	Short-term investments average rate of remuneration is 100% of the CDI rate, meaning Brazilian interbank deposit rate. These amounts mature in 1 month, becoming redeemable.
[3]	Investments with historically high liquidity and composed mainly of Government Bonds with an average return of fixed interest rate. As of December 31, 2025 the amount was totally settled.